Note 8 - Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2024
Notes Tables
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Commodity futures – financial liabilities, net	$(1,612)	$—	$—	$(1,612)
Total	$(1,612)	$—	$—	$(1,612)
Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Commodity futures – financial liabilities, net	$(1,676)	$—	$—	$(1,676)
Total	$(1,676)	$—	$—	$(1,676)